Account Payable (Tables)	6 Months Ended
Jun. 30, 2026
Account Payable [Abstract]
Schedule of Trade Accounts Payable

Trade accounts payable primarily relate to:

	December 31, 2025	June 30, 2026
Commodity trading purchases	$7,336	$426
Server and equipment purchases	11,359	11,359
Operating service arrangements	652	259
	$19,347	$12,044